Cash and cash equivalents	12 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
6. Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As of March 31,
	2020		2019
Cash on hand	Rs.	2	Rs.	2
Balances with banks		1,807		2,102
Term deposits with banks (original maturities less than 3 months)		244		124
Cash and cash equivalents in the statement of financial position	Rs.	2,053	Rs.	2,228
Bank overdrafts used for cash management purposes		91		-
Cash and cash equivalents in the statement of cash flow	Rs.	1962	Rs.	2,228
Restricted cash balances included above
Balance in unclaimed dividend and debenture interest account	Rs.	111	Rs.	112
Other restricted cash balances		15		12